UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended June 2003

Check here if Amendment  [ ];  Amendment
Number:
  This Amendment (Check only one.) :
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing
this Report:

Name: Priderock Management, LLC

Address:    605 Third Avenue, 19th Floor,
New York, NY 10158

Form 13F File Number:  28-10431

The institutional investment manager filing this report
 and the
person by whom it is signed hereby represent that
 the person
signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen B. Salzman

Title:   Managing Member

Phone: 212-476-9244

Signature, Place, and Date of Signing:

     _Stephen B. Salzman______
 New York, NY
          07/28/2003
           (Name)
    City, State
           Date  Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]13F NOTICE.  (Check here if no holdings reported are in
 this
 report,
and all holdings are reported by other reporting manager(s).)

[     ]13F COMBINATION REPORT.  (Check here if a portion of the
holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
  Pages where confidential treatment has
been requested are stamped "Confidential portions omitted and filed separately with the Securities and
Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:	[0]

Form 13F Information Table Entry Total:	9 Items

Form 13F Information Table Value Total:
$ 287,182(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]





















Market



Issuer
Class
Cusip
Value
Shrs
SH/PRN
Voting Authority














Confidential Treatment Requested
























































*Confidential portions omitted and filed separately with the Securities and Exchange Commission.




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